Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of cash and cash equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Cash and cash equivalents	59,045	18,830